Goodwill and Intangible Assets - Schedule of Estimated Annual Amortization Expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Estimated Annual Amortization Expense [Abstract]
2026	$ 1,262
2027	1,224
2028	761
2029	714
2030	$ 507